Consolidated statements of changes in equity (Parenthetical) (CHF) In Millions, except Share data	3 Months Ended	6 Months Ended
	Jun. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010
Consolidated statements of changes in equity
Par value (CHF) (in CHF per share)	0.04	0.04	0.04	0.04
Treasury shares (in shares)	3,103,396	3,103,396		12,228,377
Unissued shares (in shares)	665,936,917	665,936,917	267,254,927	282,101,278
Net income attributable to redeemable noncontrolling interests	21	26
Tax benefit (charge) from the excess fair value of compensation expense	12	(199)